Notes Payable - Schedule of Notes Payable (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Notes Payable [Member]
Debt instrument interest rate	7.99%	7.99%	7.99%
Debt instrument principal and interest	$ 472	$ 472	$ 472
Debt instrument maturity date description	through December, 2020.	through December, 2020.	through December, 2020.
Note Payable 1 [Member]
Debt instrument interest rate	8.00%	8.00%	8.00%
Debt instrument maturity date description	various dates between September 19, 2018 – October 19, 2018	various dates between September 19, 2018 – October 19, 2018	The notes have a 2-year maturity and are due at various dates between September 19, 2018 – October 19, 2018, and pay interest only on a monthly basis
Note Payable 2 [Member]
Debt instrument interest rate	2.74%	2.74%
Debt instrument principal and interest	$ 100	$ 100
Debt instrument maturity date description	through December, 2019.	through December, 2019.
Note Payable 3 [Member]
Debt instrument interest rate	4.00%	4.00%
Debt instrument principal and interest	$ 9,614	$ 9,614
Debt instrument maturity date description	through March, 2019.	through March, 2019.
Note Payable 4 [Member]
Debt instrument interest rate	4.00%	4.00%
Debt instrument maturity date description	various dates between April 3, 2020 – June 30, 2020.	various dates between April 3, 2020 – June 30, 2020.
Debt instrument aggregated Principle	$ 4,000,000	$ 4,000,000
Debt instrument convertible conversion ratio	0.80	0.80
Debt instrument convertible conversion share price | $ / shares	$ 6.00	$ 6.00
Debt instrument purchase price | $ / shares	$ 7.50	$ 7.50
Note Payable 5 [Member]
Debt instrument interest rate	5.00%	5.00%
Debt instrument maturity date description	The note principal plus accrued interest is due in full in April, 2020.	The note principal plus accrued interest is due in full in April, 2020.